Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	June 30, 2023	December 31, 2022	June 30, 2022

Period-end spot rate	US$1=RMB 7.2513	US$1=RMB 6.8972	US$1=RMB 6.6981

Average rate	US$1=RMB 6.9283	US$1=RMB 6.7290	US$1=RMB 6.4791

Schedule of Estimated Useful Lives	The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Types of Goods	The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.
	For The Six Months Ended June 30,
	2023	2022
	US$	US$
Self-Manufactured Products	23,435,544	27,046,663
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	24,754,532	27,786,184
Total Revenue	48,190,076	54,832,847

Schedule of Type of Customers	Type of Customers
	For The Six Months Ended June 30,
	2023	2022
	US$	US$
Direct sales	4,305,506	4,582,321
Distributors	43,884,570	50,250,526
Total Revenue	48,190,076	54,832,847

Schedule of Disclosed the Type of Revenue by Government Category	The Company has disclosed the type of revenue by government category as follows.
	June 30, 2023			June 30, 2022
	US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total
Class I	3,561,156	4,462,704	8,023,860	3,812,092	3,845,205	7,657,297
Class II	17,313,377	17,761,970	35,075,347	20,185,052	19,712,006	39,897,058
Class III	524,802	873,575	1,398,377	416,595	1,168,221	1,584,816
Others	2,036,209	1,656,283	3,692,492	2,632,924	3,060,752	5,693,676
Total	23,435,544	24,754,532	48,190,076	27,046,663	27,786,184	54,832,847

Schedule of Major Product Type Included in Each Government Category	Furthermore, the Company has disclosed revenue by major product type included in each government category.
		June 30, 2023	June 30, 2022
Category	Products	US$	US$
Class I	Eye drops bottle	1,073,853	1,346,164
	Oral medicine bottle	1,830,363	2,189,018
	Anal bag	849,099	395,292
	Other Class I	4,270,545	3,726,823
Subtotal-Class I		8,023,860	7,657,297
Class II	Masks	47,946	211,468
	Identification tape	5,494,306	7,218,564
	Disposable medical brush	4,481,601	4,606,634
	Gynecological inspection kits	3,022,727	5,807,398
	Surgical kit	2,206,201	13,546,908
	Medical brush	2,809,448	2,586,945
	Medical kit	983,584	883,977
	Other Class II	16,029,534	5,035,164
Subtotal-Class II		35,075,347	39,897,058
Class III	Electronic pump	138,751	67,866
	Anesthesia puncture kit	229,616	205,218
	Disposable infusion pump	113,335	78,453
	Infusion pump	178,461	90,036
	Electronic infusion pump	330	43,397
	Laparoscopic trocar	38	94,337
	Other Class III	737,846	1,005,509
Subtotal-Class III		1,398,377	1,584,816
Others		3,692,492	5,693,676
Total		48,190,076	54,832,847